Document and Entity Information	Sep. 08, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001770121
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	SANA BIOTECHNOLOGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39941
Entity Tax Identification Number	83-1381173
Entity Address, Address Line One	188 East Blaine Street
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98102
City Area Code	(206)
Local Phone Number	701-7914
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	SANA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false